Statutory Surplus Reserves (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statutory Surplus Reserves [Abstract]
Statutory surplus reserve	10.00%
After-tax net income	50.00%
Statutory surplus reserve (in Dollars)	$ 789	$ 789
Statutory reserves fund		50.00%